United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: June 30, 2007

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	July 23, 2007

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		51

Form 13F Information Table Value Total:		$136,857,927.04

                                    	Class	         Current                 SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol    X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB       17964	4983	0	0	SOLE	0	  4983	0	0
Marathon Oil Corporation             	COM	MRO         9651	160954	0	0	SOLE	0	160954	0	0
General Motors Corp                  	COM	GM          5649	149443	0	0	SOLE	0	149443	0	0
Pfizer Incorporated                  	COM	PFE         4926	192649	0	0	SOLE	0	192649	0	0
U S G Corporation New                	COM	USG         4568	93142	0	0	SOLE	0	 93142	0	0
Southwest Airlines Co                	COM	LUV         4458	299014	0	0	SOLE	0	299014	0	0
Citigroup                            	COM	C           4365	85107	0	0	SOLE	0	 85107	0	0
Partnerre Ltd                        	COM	PRE         4125	53220	0	0	SOLE	0	 53220	0	0
A T & T Inc. New                     	COM	T           3897	93896	0	0	SOLE	0	 93896	0	0
Chicos Fas Inc                       	COM	CHS         3786	155550	0	0	SOLE	0	155550	0	0
Intl Business Machines Corp.         	COM	IBM          663	34806	0	0	SOLE	0	 34806	0	0
Verizon Communications               	COM	VZ          3663	88968	0	0	SOLE	0	 88968	0	0
General Electric Company             	COM	GE          3614	94422	0	0	SOLE	0	 94422	0	0
Potash Corp Sask Inc                 	COM	POT         3576	45865	0	0	SOLE	0	 45865	0	0
Unumprovident Corp                   	COM	UNM         3564	136515	0	0	SOLE	0	136515	0	0
Washington Mutual Inc                	COM	WM          3435	80557	0	0	SOLE	0	 80557	0	0
Home Depot Inc                       	COM	HD          3331	84661	0	0	SOLE	0	 84661	0	0
Ford Motor Company                   	COM	F           3293	349610	0	0	SOLE	0	349610	0	0
Transocean, Inc.                     	COM	RIG         3277	30922	0	0	SOLE	0	 30922	0	0
Unisys Corp                          	COM	UIS         3083	337302	0	0	SOLE	0	337302	0	0
Microsoft Corp                       	COM	MSFT        3059	103814	0	0	SOLE	0	103814	0	0
Sprint Nextel Corporation            	COM	S           3025	146047	0	0	SOLE	0	146047	0	0
Morgan Stanley                       	COM	MS          2689	32059	0	0	SOLE	0	 32059	0	0
Bp P.L.C.                            	COM	BP          2618	36284	0	0	SOLE	0	 36284	0	0
Merck & Co Inc                       	COM	MRK         2495	50107	0	0	SOLE	0	 50107	0	0
Hewlett-Packard Company              	COM	HPQ         2488	55758	0	0	SOLE	0	 55758	0	0
Auto Data Processing                 	COM	ADP         2438	50308	0	0	SOLE	0	 50308	0	0
J P Morgan Chase & Co.               	COM	JPM         2262	46679	0	0	SOLE	0	 46679	0	0
Electronic Data Sys Corp             	COM	EDS         2056	74141	0	0	SOLE	0	 74141	0	0
Dell, Inc.                           	COM	DELL        1945	68140	0	0	SOLE	0	 68140	0	0
Handleman Company                    	COM	HDL         1743	279700	0	0	SOLE	0	279700	0	0
Crescent Real Est Eq Co              	COM	CEI         1492	66509	0	0	SOLE	0	 66509	0	0
Intel Corp                           	COM	INTC        1370	57693	0	0	SOLE	0	 57693	0	0
Quantum Cp Dlt & Storag              	COM	QTM          860	271250	0	0	SOLE	0	271250	0	0
Exxon Mobil Corporation              	COM	XOM          843	10051	0	0	SOLE	0	 10051	0	0
Johnson & Johnson                    	COM	JNJ          835	13552	0	0	SOLE	0	 13552	0	0
Comerica Incorporated                	COM	CMA          797	13395	0	0	SOLE	0	 13395	0	0
Apache Corp                          	COM	APA          735	9008	0	0	SOLE	0	  9008	0	0
Wyeth                                	COM	WYE          734	12798	0	0	SOLE	0	 12798	0	0
Omnicom Group Inc                    	COM	OMC          603	11400	0	0	SOLE	0	 11400	0	0
Liz Claiborne, Inc.                  	COM	LIZ          595	15950	0	0	SOLE	0	 15950	0	0
Anadarko Petroleum Corp              	COM	APC          541	10400	0	0	SOLE	0	 10400	0	0
Johnson Controls Inc                 	COM	JCI          521	4502	0	0	SOLE	0	  4502	0	0
Altria Group, Inc.                   	COM	MO           433	6175	0	0	SOLE	0	  6175	0	0
Lowes Companies Incorporated         	COM	LOW          409	13340	0	0	SOLE	0	 13340	0	0
TXU Corporation                      	COM	TXU          296	4400	0	0	SOLE	0	  4400	0	0
Utstarcom Inc                        	COM	UTSI         279	49750	0	0	SOLE	0	 49750	0	0
Stryker Corp                         	COM	SYK          271	4300	0	0	SOLE	0	  4300	0	0
D T E Energy Company                 	COM	DTE          270	5607	0	0	SOLE	0	  5607	0	0
Wells Fargo & Co New                 	COM	WFC          253	7200	0	0	SOLE	0	  7200	0	0
Federal-Mogul Corp                   	COM	FDMLQ         13	12000	0	0	SOLE	0	 12000	0	0
Online Pwr Supply Inc                	COM	OPWR           0	10776	0	0	SOLE	0	 10776	0	0